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December 11, 2008



U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS (THE TRUST)
     FILE NO.  33-32548


Commissioners:

Enclosed is the 62nd Post-Effective Amendment to the Trust's Registration Statement on Form N-1A for Vanguard International Equity Index Funds (the "Trust"). The purposes of this Amendment are to: (1) introduce a new series to the Trust, namely, Vanguard FTSE All-World ex-US Small-Cap Index Fund, and (2) include a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(2) under the Securities Act of 1933, we are designating an effective date of February 27, 2009, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments regarding the 485(a) filing, and (2) the annual update for the remaining series of the Trust, including updated financial statements. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate February 27, 2009, as its effective date so that both the 485(b) filing and this 485(a) filing will go effective concurrently.

Please contact me at (610) 503-5804 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,


Frances T. Han
Associate Counsel
The Vanguard Group, Inc.



Enclosures


cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission